Derivative Instruments - Effect of Derivative Instruments on the Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amounts Excluded from Effectiveness Testing)			$ 38
Gain (loss) on fair value of derivative instruments	$ (50)	$ 0	(3,802)	$ 0	$ (9,260)	$ (2,110)	$ 0
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on fair value of derivative instruments	0	0	(3,674)	0
Interest Rate Cap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on fair value of derivative instruments	(50)	0	(128)	0
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(14,759)	0	(4,198)	0
Amount of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)	(6,059)	0	(8,770)	0
Amount of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amounts Excluded from Effectiveness Testing)	$ 37	$ 0	$ 38	$ 0